DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Amounts Reclassified from Reserves to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Effective portion of changes in fair value taken to other comprehensive income	£ (2,138)	£ 709	£ 1,166
Reclassification adjustments on cash flow hedges, before tax	584	727	580
The Bank
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Effective portion of changes in fair value taken to other comprehensive income	(438)	85	892
Reclassification adjustments on cash flow hedges, before tax	399	355	£ 448
Fair value hedges | The Group | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(2,081)	355
Fair value hedges | The Group | Interest rate | Fixed rate mortgages | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	206	571
Fair value hedges | The Group | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	1,149	(179)
Fair value hedges | The Group | Interest rate | Fixed rate issuance | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(4)	(35)
Fair value hedges | The Group | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	0	(184)
Fair value hedges | The Group | Interest rate | Fixed rate borrowings | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	0	1
Fair value hedges | The Group | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(758)	641
Fair value hedges | The Group | Interest rate | Fixed rate bonds | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(7)	9
Fair value hedges | The Bank | Interest rate | Fixed rate mortgages | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	0	0
Fair value hedges | The Bank | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	1,018	(243)
Fair value hedges | The Bank | Interest rate | Fixed rate issuance | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(7)	(35)
Fair value hedges | The Bank | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	0	(184)
Fair value hedges | The Bank | Interest rate | Fixed rate borrowings | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement		0
Fair value hedges | The Bank | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(736)	625
Fair value hedges | The Bank | Interest rate | Fixed rate bonds | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(7)	8
Cash flow hedges | The Group | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(89)	38
Cash flow hedges | The Group | Interest rate | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	83	(27)
Hedge ineffectiveness recognised in the income statement	1	0
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	25	45
Cash flow hedges | The Group | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	1,842	(508)
Cash flow hedges | The Group | Interest rate | Customer loans | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(2,173)	23
Hedge ineffectiveness recognised in the income statement	(42)	262
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(454)	(633)
Cash flow hedges | The Group | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	588	(71)
Cash flow hedges | The Group | Interest rate | Central bank balances | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(633)	28
Hedge ineffectiveness recognised in the income statement	(17)	(3)
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(134)	(95)
Cash flow hedges | The Group | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	5	(8)
Cash flow hedges | The Group | Foreign exchange | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(27)	(45)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	3	6
Hedged item affected income statement	(18)	(47)
Cash flow hedges | The Group | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	21	74
Cash flow hedges | The Group | Foreign exchange | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	28	3
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	0	9
Cash flow hedges | The Bank | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(42)	15
Cash flow hedges | The Bank | Interest rate | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	129	8
Hedge ineffectiveness recognised in the income statement	2	4
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	18	34
Cash flow hedges | The Bank | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	510	(119)
Cash flow hedges | The Bank | Interest rate | Customer loans | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(871)	(166)
Hedge ineffectiveness recognised in the income statement	(26)	(31)
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(325)	(324)
Cash flow hedges | The Bank | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	0	0
Cash flow hedges | The Bank | Interest rate | Central bank balances | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	(113)	(111)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	0	0
Hedged item affected income statement	(113)	(60)
Cash flow hedges | The Bank | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	2	(4)
Cash flow hedges | The Bank | Foreign exchange | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amounts Reclassified from Reserves to Income Statement [Line Items]
Gain (loss) recognised in other comprehensive income	18	(1)
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cash flows will no longer occur	0	1
Hedged item affected income statement	£ 21	£ (4)